4. Stock-Based Compensation (Details Narrative) - USD ($) $ in Thousands	3 Months Ended
	Sep. 23, 2018	Sep. 24, 2017
Stock-based compensation recognized	$ 101	$ 10
Restricted Stock Units (RSUs) [Member]
Stock-based compensation recognized	100
Unamortizied stock-based compensation expense	$ 500